Janus Henderson Short Duration Flexible Bond Fund Average Annual Total Returns - Class A C S I N T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	1.97%	2.09%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.51%	1.58%	1.94%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.93%	1.34%	1.45%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.48%	1.84%	1.99%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.93%	2.27%	2.39%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.00%	2.27%	2.44%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.80%	0.72%	1.19%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.37%	1.00%	1.26%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.74%	2.10%	2.26%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.